Loans and Borrowings (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Principal and Interest Payable Amounts Outstanding

The Company has the following principal and interest payable amounts outstanding for loans and borrowings from banks:

(in thousand of Euros)	Year of maturity	September 30, 2024	September 30, 2023
Non-current liabilities
Original EUR Term Loan	2028	—	375,000
New EUR Term Loan	2029	375,000	—
Original USD Term Loan	2028	—	730,159
New USD Term Loan	2029	152,883	—
Vendor Loan	2029	208,305	299,560
Senior Notes	2029	428,500	428,500
		1,164,688	1,833,219
Senior Note embedded derivative		28,638	28,638
Less: amortization under the effective interest method		(23,361)	(46,162)
		1,169,965	1,815,695

Current liabilities
Original EUR Term Loan - interest payable	N/A	—	4,197
New EUR Term Loan - interest payable	N/A	3,591	—
Original USD Term Loan - current portion	2028	-	7,347
New USD Term Loan - current portion	2029	7,890	—
Original USD Term Loan - interest payable	N/A	—	10,938
Vendor Loan - interest payable	N/A	3,816	5,488
Senior Notes - interest payable	N/A	9,373	9,373
		24,670	37,343

Reconciliation of Financial Liabilities

A reconciliation of financial liabilities is as follows:

	Original EUR Term Loan	New EUR Term Loan	Original USD Term Loan	New USD Term Loan	Vendor Loan	Senior Notes	Amortized transaction costs of loans and borrowings *	Total loans and borrowings	Amortized transaction costs of RCF **	Interest cap
October 1, 2022	379,750	—	879,579	—	292,275	437,873	(23,237)	1,966,240	(2,533)	—
Changes from financing cash flows
Proceeds from loans and borrowings	—	—	—	—	—	—	—	—	—	—
Repayment of loans and borrowings	—	—	(52,782)	—	—	—	—	(52,782)	—	—
Interest paid	(21,295)	—	(68,195)	—	—	(22,496)	—	(111,986)	—	—
Total changes from financing cash flows	(21,295)	—	(120,977)	—	—	(22,496)	—	(164,768)	—	—
The effect of changes in foreign exchange rates	—	—	(71,711)	—	—	—	1,851	(69,860)	—	—
Changes in fair value	—	—	—	—	—	—	—	—	—	(2,913)
Change in bank overdraft	—	—	—	—	—	—	—	—	—	—
Interest expense	20,742	—	61,553	—	12,773	22,496	—	117,564	—	—
Amortization of capitalized transaction cost	—	—	—	—	—	—	3,862	3,862	707	—
September 30, 2023	379,197	—	748,444	—	305,048	437,873	(17,524)	1,853,038	(1,826)	(2,913)

October 1, 2023	379,197	—	748,444	—	305,048	437,873	(17,524)	1,853,038	(1,826)	(2,913)
Changes from financing cash flows
Proceeds from loans and borrowings	—	375,000	—	259,524	—	—	—	634,524	—	—
Repayment of loans and borrowings	(375,000)	—	(730,836)	(90,196)	(100,000)	—	—	(1,296,032)	—	—
Interest (paid)/received ***	(26,140)	—	(37,391)	(2,689)	(2,049)	(22,496)	—	(90,765)	—	1,359
Payment of capitalized transaction cost	—	—	—	—	—	—	(3,955)	(3,955)	(1,508)	—
Total changes from financing cash flows	(401,140)	375,000	(768,227)	166,639	(102,049)	(22,496)	(3,955)	(756,228)	(1,508)	1,359
The effect of changes in foreign exchange rates	—	—	(6,573)	(8,573)	—	—	478	(14,668)	—	—
Changes in fair value	—	—	—	—	—	—	—	—	—	2,767
Change in bank overdraft	—	—	—	—	—	—	—	—	—	—
Interest expense	21,943	3,591	26,356	2,707	9,122	22,496	—	86,215	—	(1,359)
Amortization of capitalized transaction cost	—	—	—	—	—	—	26,528	26,528	1,881	—
Capitalized transaction cost not yet paid	—	—	—	—	—	—	(250)	(250)	—	—
September 30, 2024	—	378,591	—	160,773	212,121	437,873	5,277	1,194,635	(1,453)	(146)

* Amortized transaction of loans and borrowings has a positive balance as the value of the embedded derivative bifurcated at inception from the Senior Note exceeds the amount of capitalized transaction costs.

**Transaction fees related to the RCF are capitalized as part of "Other assets."

*** The remainder of interest paid during the year ended September 30, 2024 relates to other financing costs.